Acquisitions (Details) $ / shares in Units, $ in Millions				4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Oct. 28, 2016 USD ($)	Sep. 01, 2016 USD ($)	Feb. 07, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) item $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Oct. 27, 2016	Sep. 27, 2014	Dec. 31, 2007 USD ($)
Acquisitions
Goodwill				$ 19	$ 19	$ 19	$ 19	$ 12
Net sales							5,379	5,594	$ 6,473
Net earnings							$ 314	$ 172	$ 368
Earnings per common share | $ / shares							$ 266.50	$ 146.44	$ 311.44
Maximum
Acquisitions
Time lag for reporting financial information							3 months
Belarina
Acquisitions
Acquisition of business, cash consideration	$ 0
Pork
Acquisitions
Acquisition of business, cash consideration							$ 219
Number of acquisitions | item							5
Goodwill												$ 12
Percentage of ownership				50.00%	50.00%	50.00%	50.00%				50.00%
Pork | Texas Farm LLC, Christensen Farms and three additional acquisitions
Acquisitions
Number of acquisitions | item							5
Net sales							$ 5,455	$ 5,866
Net earnings							$ 303	$ 145
Earnings per common share | $ / shares							$ 257.10	$ 123.37
Pork | Texas Farm LLC
Acquisitions
Acquisition of business, cash consideration		$ 59
Inventories		16
Property, plant and equipment		42
Goodwill		3
Accounts payable		(2)
Total		59
Net sales				$ 4
Net earnings				2
Pork | Texas Farm LLC | Maximum
Acquisitions
Acquisition costs		$ 1
Pork | Christensen Farms
Acquisitions
Acquisition of business, cash consideration			$ 148
Inventories			33
Property, plant and equipment			111
Intangible assets			1
Goodwill			3
Total			148
Net sales						$ 119
Net earnings						(5)
Pork | Christensen Farms | Maximum
Acquisitions
Acquisition costs			$ 1
Pork | Christensen Farms | Customer relationships
Acquisitions
Weighted average useful life (in years)			1 year 7 months 6 days
Pork | Additional acquisitions
Acquisitions
Acquisition of business, cash consideration					$ 12
Number of acquisitions | item					3
Inventories				1	$ 1	1	$ 1
Property, plant and equipment				11	11	11	11
Intangible assets				$ 0	0	$ 0	$ 0
Pork | Additional acquisitions | Maximum
Acquisitions
Acquisition costs					$ 1
Commodity Trading and Milling | Belarina
Acquisitions
Acquisition of business, cash consideration	0
Accounts receivable	7
Inventories	6
Property, plant and equipment	25
Other assets	4
Goodwill	1
Third-party debt	(14)
Other liabilities	(11)
Total	18
Fair value of pre-existing interest	18
Net sales	$ 0
Percentage of ownership										50.00%
Voting equity ownership percentage	98.00%
Time lag for reporting financial information	3 months
Commodity Trading and Milling | Belarina | Selling, general and administrative expenses
Acquisitions
Gain related to recognizing the fair value of pre-existing affiliate receivables	$ 4